Expense Example - Admiral - Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years
USD ($)	19	34	77